CAPITAL DISCLOSURES AND FINANCIAL RISK (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 16, 2014	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest rate of convertible notes	6.00%
Denominated percentages of expenses		98.00%	93.00%	90.00%
Warrants issued				107,000
Private Placements [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest rate of convertible notes	6.00%
Proceeds from the issuance of convertible notes	$ 1,070,000
Amount of issuance of share capital from warrant excise		$ 5,000,000
Issuance of share capital from warrant excise		2,500,000
Warrants issued		2,500,000